UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
August 1, 2006

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1 (but also see below)

Form 13F Information Table Entry Total: 102
Form 13F Information Table Value Total: $3,892,652 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name

1     028-10986            Madison Asset Management, LLC

  Note that this filing by Madison Investment Advisors, Inc. also includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Mosaic Funds

                                                            FORM 13F INFORMATION TABLE
                                                     VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
Abercrombie & Fitch            COM         002896207     4518   81500 SH       SOLE                  81500
Affiliated Managers Group      COM         008252108      573    6600 SH       SOLE                   6600
Altera Corp.                   COM         021441100     6090  347000 SH       SOLE                 347000
American Eagle Outfitters      COM         02553E106     8425  247500 SH       SOLE                 247500
American International Group   COM         026874107      639   10825 SH       SOLE                  10825
Amgen, Inc.                    COM         031162100   110342 1691581 SH       SOLE                1634036          57545
Apache Corp                    COM         037411105     8531  125000 SH       SOLE                 125000
Apollo Group Inc.              COM         037604105    78522 1519677 SH       SOLE                1469944          49733
Applied Materials, Inc.        COM         038222105     7424  456000 SH       SOLE                 456000
Autoliv, Inc.                  COM         052800109    19524  345135 SH       SOLE                 334015          11120
Bed Bath Beyond Inc            COM         075896100    13649  411500 SH       SOLE                 411500
Berkshire Hathaway, Inc. Cl B  COM         084670207   113114   37172 SH       SOLE                  35555           1617
Biogen Idec                    COM         09062x103     6730  145300 SH       SOLE                 145300
Biomet Inc.                    COM         090613100     7916  253000 SH       SOLE                 253000
Boeing                         COM         097023105      553    6750 SH       SOLE                                  6750
Boston Scientific              COM         101137107     3681  218600 SH       SOLE                 218600
Bristol-Myers Squibb           COM         110122108     1109   42887 SH       SOLE                  22267          20620
Cabela's Inc Cl A              COM         126804301    19088  991053 SH       SOLE                 958513          32540
Capital One Finl Corp          COM         14040H105     7878   92200 SH       SOLE                  92200
Carmax, Inc.                   COM         143130102    22232  626946 SH       SOLE                 606551          20395
Charles River Laboratories     COM         159864107    84101 2285345 SH       SOLE                2208325          77020
Check Point Software Tech.     COM         M22465104     8202  466000 SH       SOLE                 466000
Cintas Corp.                   COM         172908105    24968  627965 SH       SOLE                 611265          16700
Cisco Systems, Inc.            COM         17275R102    89820 4599074 SH       SOLE                4432630         166444
Citigroup, Inc.                COM         172967101   137554 2850857 SH       SOLE                2747106         103751
Clorox Co.                     COM         189054109    26647  437058 SH       SOLE                 423578          13480
Coach Inc.                     COM         189754104     2796   93500 SH       SOLE                  93500
Coca Cola Co                   COM         191216100    92634 2153277 SH       SOLE                2068392          84885
Comcast, Corp. - Cl A          COM         20030N101      908   27742 SH       SOLE                  27742
Comcast, Corp. Special Cl A    COM         20030N200   130573 3983312 SH       SOLE                3828483         154829
Community Health Systems       COM         203668108     4484  122000 SH       SOLE                 122000
Countrywide Credit Indus       COM         222372104    10853  285000 SH       SOLE                 285000
Dell Computer Corp             COM         24702R101     8378  342500 SH       SOLE                 342500
Discovery Holding Co-A         COM         25468Y107    15641 1069094 SH       SOLE                1035834          33260
Dover Corp.                    COM         260003108   153946 3114427 SH       SOLE                3010180         104247
EBAY Inc.                      COM         278642103     6822  232900 SH       SOLE                 232900
Estee Lauder Companies Class A COM         518439104    78243 2023347 SH       SOLE                1976352          46995
FLIR Systems, Inc.             COM         302445101    25608 1118268 SH       SOLE                1093098          25170
Family Dollar Stores           COM         307000109      672   27500 SH       SOLE                  27500
First Data Corp                COM         319963104     3751   83290 SH       SOLE                  82835            455
Fiserv, Inc                    COM         337738108   107294 2365397 SH       SOLE                2290006          75391
Flextronics Intl LTD           COM         Y2573F102     6749  635500 SH       SOLE                 635500
Foot Locker, Inc.              COM         344849104    21214  866218 SH       SOLE                 839223          26995
Google Inc                     COM         38259p508     4193   10000 SH       SOLE                  10000
Harley-Davidson Inc            COM         412822108    87269 1589894 SH       SOLE                1532089          57805
Health Mgmt Assoc. Inc.-A      COM         421933102     8294  420815 SH       SOLE                 419725           1090
Hewitt Associates Inc          COM         42822q100    23787 1058134 SH       SOLE                1024194          33940
Hewlett-Packard                COM         428236103     4879  154000 SH       SOLE                 154000
Home Depot                     COM         437076102    79058 2208933 SH       SOLE                2136629          72304
Int'l Game Technology          COM         459902102    25867  681797 SH       SOLE                 660152          21645
Intel Corp                     COM         458140100    10943  575925 SH       SOLE                 575925
Janus Capital Group, Inc.      COM         47102X105    15210  849697 SH       SOLE                 822952          26745
Johnson & Johnson              COM         478160104   139724 2331841 SH       SOLE                2240960          90881
Kohls Corp                     COM         500255104     5321   90000 SH       SOLE                  90000
Laboratory Crp of Amer Hldgs   COM         50540R409    22448  360719 SH       SOLE                 349479          11240
Liberty Global Inc.-Series C   COM         530555309    11705  569014 SH       SOLE                 552286          16728
Liberty Media Interactive A    COM         53071M104    54758 3172565 SH       SOLE                3050269         122296
Linear Tech Corp.              COM         535678106    96139 2870684 SH       SOLE                2780084          90600
Lowe's Companies               COM         548661107    13893  229000 SH       SOLE                 229000
MGIC Investment                COM         552848103    94834 1458979 SH       SOLE                1407356          51623
Markel Corp.                   COM         570535104    32244   92923 SH       SOLE                  89933           2990
Marsh & McLennan               COM         571748102    81386 3026636 SH       SOLE                2909106         117530
Maxim Integrated Prods         COM         57772K101     2967   92400 SH       SOLE                  92400
McDonalds                      COM         580135101    73262 2180415 SH       SOLE                2095337          85078
Medtronic Inc.                 COM         585055106     8281  176500 SH       SOLE                 176500
Mercury General Corp.          COM         589400100    23092  409648 SH       SOLE                 399473          10175
Mercury Interactive Corp       COM         589405109      437   12500 SH       SOLE                  12500
Merrill Lynch                  COM         590188108     7165  103000 SH       SOLE                 103000
Microsoft Corp                 COM         594918104   125205 5373606 SH       SOLE                5178891         194715
Mohawk Industries, Inc.        COM         608190104    20235  287635 SH       SOLE                 279965           7670
Morgan Stanley                 COM         617446448   135246 2139637 SH       SOLE                2062084          77553
NASDAQ-100 Index Tracking      COM         631100104    14616  377000 SH       SOLE                 377000
Novartis Ag                    ADR         66987v109   112720 2090502 SH       SOLE                2009957          80545
Odyssey Re Holdings Corp       COM         67612W108    17979  682317 SH       SOLE                 659122          23195
Patterson Cos Inc.             COM         703395103    26523  759329 SH       SOLE                 742479          16850
Pfizer, Inc.                   COM         717081103     1587   67600 SH       SOLE                  67600
QLogic Corp                    COM         747277101      241   14000 SH       SOLE                  14000
Ross Stores, Inc.              COM         778296103     2076   74000 SH       SOLE                  74000
SEI Investments Co.            COM         784117103    24528  501800 SH       SOLE                 486390          15410
Scripps Co. (E.W.) - Cl A      COM         811054204    16128  373849 SH       SOLE                 361454          12395
Seagate Tech Inc-Escrow Shs    COM         33045Z           0   17049 SH       SOLE                  17049
Stryker Corp                   COM         863667101    61109 1451184 SH       SOLE                1397154          54030
Symantec Corp                  COM         871503108    75949 4887338 SH       SOLE                4716128         171210
Synovus Financial Corp         COM         87161C105    25505  952374 SH       SOLE                 922794          29580
Sysco Corp                     COM         871829107   108273 3542962 SH       SOLE                3419508         123454
Target Corporation             COM         87612E106    80673 1650771 SH       SOLE                1595449          55322
Tiffany & Co.                  COM         886547108    11877  359704 SH       SOLE                 347064          12640
Transocean Sedco Forex, Inc.   COM         G90078109     5434   67650 SH       SOLE                  67650
United Healthcare Corp.        COM         91324P102    69508 1552208 SH       SOLE                1491653          60555
United Parcel Service - Cl B   COM         911312106    73307  890402 SH       SOLE                 859703          30699
Valassis Comm, Inc.            COM         918866104    13615  577168 SH       SOLE                 558708          18460
Viacom Inc. - Cl B             COM         92553P201    53390 1489682 SH       SOLE                1431200          58482
Wal-Mart Stores                COM         931142103   137133 2846861 SH       SOLE                2735561         111300
Walgreen Co                    COM         931422109    57096 1273323 SH       SOLE                1224965          48358
Waste Management, Inc.         COM         94106L109    20244  564218 SH       SOLE                 547323          16895
Waters Corp.                   COM         941848103    20318  457620 SH       SOLE                 444130          13490
Wells Fargo & Co               COM         949746101   119786 1785717 SH       SOLE                1715807          69910
White Mountains Ins Grp        COM         G9618E107    25142   51626 SH       SOLE                  49999           1627
Williams-Sonoma, Inc.          COM         969904101     1311   38500 SH       SOLE                  38500
Xilinx, Inc.                   COM         983919101     2541  112200 SH       SOLE                 112200
Zebra Technologies Corp-Cl A   COM         989207105    17912  524352 SH       SOLE                 510187          14165
Zimmer Holdings Inc.           COM         98956P102     5893  103900 SH       SOLE                 103900